Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of issued and outstanding shares
As of December 31, 2021 and 2020, issued and outstanding shares and units consisted of the following:

(in thousands)	Redeemable Units	Subordinate Voting Shares (SVS)*	Proportionate Voting Shares (PVS)**	Super Voting Shares (MVS)	Special Subordinate Voting Shares (SSVS)***
Beginning balance, January 1, 2020	142,172	73,600	57,937	500	—

Options and warrants exercised	—	1,711	12	—	—
RSU issued	—	2,062	—	—	—
Issuance of shares related to acquisitions	—	69,929	233	—	—
Issuance of shares related to distribution agreements	—	24 9	—	—	—
Cresco LLC redemption	(15,834)	15,681	—	—	—
PVS converted to SVS	—	28,871	(28,871)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	1,336	—	—	—
Share issuances	—	792	—	—	1

Ending balance, December 31, 2020	126,338	194,231	29,311	500	1
Options and warrants exercised	—	3,030	—	—	—
RSUs issued	—	351	—	—	—
Issuance of shares related to acquisitions	—	35,425	—	—	—
Issuance of shares related to distribution agreements	—	(249)	—	—	—
Cresco LLC redemption	(16,897)	16,897	—	—	—
PVS converted to SVS	—	8,644	(8,644)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	173	—	—	—
Share issuances	—	11,469	—	—	—

Ending balance, December 31, 2021	109,441	269,971	20,667	500	1

*	SVS includes shares pending issuance or cancellation
**	PVS presented on an “as-converted” basis to SVS (1-to-200)
***	SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

Summary of Company issued shares in conjunction acquisitions
During
the year ended December 31, 2021, the Company issued shares in conjunction with acquisitions as follows:

(in thousands)	Acquisition date	SVS shares issued	Replacement shares issued	Equity-based consideration
Verdant	February 16, 2021	127	—	$2,004
Bluma	April 14, 2021	15,061	814	193,310
Cultivate	September 02, 2021	4,818	—	46,643
Cure Penn	November 25, 2021	6,167	—	54,240
Laurel Harvest	December 10, 2021	8,354	—	65,844

Summary of warrants outstanding	A summary of the status of the warrants outstanding is as follows:

	Number of warrants* (in thousands)	Weighted- average exercise price
Balance as of January 1, 2020	6,454	$7.73
Exercised	(271)	6.05

Balance as of December 31, 2020	6,183	$7.80

Bluma replacement warrants	4,665	11.64
Exercised	(721)	6.15
Forfeited	(285)	11.64

Balance as of December 31, 2021	9,842	$9.63

*	PVS presented on an “as-converted” basis to SVS (1-to-200)

Summary of Company issued shares in conjunction acquisitions
As of and for the year ended December 31, 2021,
non-controlling
interest included the following amounts before intercom
p
any eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC 1,3	Eliminations	Total
Non-current assets	$5,208		$33,698		$22,934		$16,093		$23,422		$1,257,353	$—	$1,358,708
Current assets	54,506		95,522		154,929		64,897		97,276		250,029	(295,404)	421,755
Non-current liabilities	—		(11,213)		(3,443)		(12,286)		(14,071)		(653,320)	—	(694,333)
Current liabilities	(49,726)		(92,049)		(124,597)		(73,441)		(147,993)		(107,143)	306,555	(288,394)

Net assets	$9,988		$25,958		$49,823		$(4,737)		$(41,366)		$746,919	$11,151	$797,736

Net assets attributable to NCI	$2,850		$3,910		$6,123		$18		$(9,143)		$38,424	$—	$42,182

													—
Revenue	$21,549		$48,435		$84,932		$22,661		$21,011		$663,602	$(40,508)	$821,682
Gross profit	13,592		32,020		47,922		10,650		(6,250)		320,419	(12,006)	406,347

Net income (loss)	$12,387		$12,043		$30,666		$(4,627)		$(19,247)		$(328,056)	$—	$(296,834)

Net income (loss) allocated to NCI	$3,097		$1,493		$7,666		$(46)		$(3,849)		$14,402	$—	$22,763

NCI percentage at December 31, 2021	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	43.3%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 43.3% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments
As of and for the year ended December 31, 2020,
Non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC 1,3	Eliminations	Total
Non-current assets	$4,064		$32,397		$20,957		$13,626		$22,744		$889,341	$—	$983,129
Current assets	31,099		26,022		38,178		42,934		80,219		184,871	(153,856)	249,467
Non-current liabilities	—		(11,755)		(2,188)		(12,328)		(10,666)		(367,481)	—	(404,418)
Current liabilities	(24,852)		(32,922)		(28,248)		(46,953)		(118,870)		(164,422)	163,421	(252,846)

Net assets	$10,311		$13,742		$28,699		$(2,721)		$(26,573)		$542,309	$9,565	$575,332

Net assets attributable to NCI	$2,521		$3,308		$4,334		$64		$(5,293)		$97,161	$—	$102,095

Revenue	$16,874		$31,320		$38,417		$14,646		$19,772		$386,257	$(31,035)	$476,251
Gross profit	10,033		16,411		20,092		5,097		(4,461)		164,116	(4,587)	206,701

Net income (loss)	$7,884		$3,606		$10,430		$(6,238)		$(11,219)		$(97,234)	$—	$(92,771)

Net income (loss) allocated to NCI	$1,971		$447		$2,607		$(62)		$(2,244)		$6,667	$—	$9,386

NCI percentage at December 31, 2020	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	50.1%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 50.1% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments